Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Maturity schedule for contractual commitments
The maturity schedule for the contractual commitments as of December 31, 2012 is as follows:

(In US$ millions)	2013	2014	2015	2016	2017	2018 and thereafter
Newbuildings	2,711	1,834	1,059	-	-	-
Total	2,711	1,834	1,059	-	-	-

Maximum potential future payment for each type of guarantee
Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	2,455	1,553
Guarantee in favor of banks	905	764
Guarantee in favor of suppliers	5,522	2,023
Guarantee in favor of Variable Interest Entities	1,655	1,949
Total	10,536	6,289